ORGANIZATION (Details) - USD ($) $ in Billions	May 02, 2024	Jun. 30, 2024	May 01, 2024	Dec. 31, 2023	Dec. 09, 2022
American Equity Investment Life Holding Company
Schedule of Equity Method Investments [Line Items]
Shares acquired (in shares)	28,800,000
American Equity Investment Life Holding Company | Brookfield Corporation
Schedule of Equity Method Investments [Line Items]
Shares issued (in shares)	28,800,000
Share consideration	$ 1.1
Brookfield Asset Management ULC
Schedule of Equity Method Investments [Line Items]
Equity interest in acquiree before acquistion			25.00%
Equity interest in acquiree after acquisition	27.00%
Brookfield Asset Management ULC
Schedule of Equity Method Investments [Line Items]
Ownership percentage		27.00%		25.00%	25.00%
Shares acquired (in shares)	28,803,599